Financial instruments - Summary of Significant Marketable Equity Instruments Measured at Fair Value Through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Bilibili Inc [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Marketable equity instruments measured at fair value through other comprehensive income	¥ 0	¥ 29,410
ANYCOLOR Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Marketable equity instruments measured at fair value through other comprehensive income	10,815	8,568
KADOKAWA Corporation [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Marketable equity instruments measured at fair value through other comprehensive income	¥ 52,951	¥ 7,545